Tangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	R$ 18,768,369	R$ 19,863,841
Additions	921,361	854,994
Write-off	(2,574,398)	(1,349,342)
Cancellation of lease agreements	(1,324,249)	(601,124)
Transfers
Balance at ending	15,791,082	18,768,369
Cost [Member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,598,162	2,644,882
Additions		440
Write-off	(83,429)	(47,160)
Cancellation of lease agreements
Transfers	(4,421)
Balance at ending	2,510,312	2,598,162
Cost [Member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	7,912,369	7,896,258
Additions	307,624	450,877
Write-off	(1,736,033)	(516,980)
Cancellation of lease agreements
Transfers	51,558	82,214
Balance at ending	6,535,519	7,912,369
Cost [Member] | Leased Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,796,257	3,266,685
Additions	361,295	130,696
Write-off	(17,915)
Cancellation of lease agreements	(1,324,249)	(601,124)
Transfers
Balance at ending	1,815,388	2,796,257
Cost [Member] | Facilities [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	1,773,245	1,870,381
Additions	33,709	29,535
Write-off	(121,931)	(133,840)
Cancellation of lease agreements
Transfers	27,566	7,169
Balance at ending	1,712,588	1,773,245
Cost [Member] | Improvements To Third Party Properties [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	3,582,981	4,075,464
Additions	80,028	138,179
Write-off	(614,920)	(650,968)
Cancellation of lease agreements
Transfers	30,441	20,306
Balance at ending	3,078,529	3,582,981
Cost [Member] | Fixed Assets In Progress [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	105,355	110,171
Additions	138,705	105,267
Write-off	(171)	(394)
Cancellation of lease agreements
Transfers	(105,143)	(109,689)
Balance at ending	138,746	105,355
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(12,742,964)	(12,773,741)
Additions	(1,087,034)	(1,586,277)
Write-off	3,087,582	1,617,054
Balance at ending	(10,742,416)	(12,742,964)
Accumulated Depreciation [Member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(1,078,713)	(1,033,630)
Additions	(69,933)	(84,982)
Write-off	23,460	39,899
Balance at ending	(1,125,186)	(1,078,713)
Accumulated Depreciation [Member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(5,787,712)	(5,386,398)
Additions	(491,174)	(831,244)
Write-off	1,553,784	429,930
Balance at ending	(4,725,102)	(5,787,712)
Accumulated Depreciation [Member] | Leased Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(1,736,894)	(1,873,759)
Additions	(294,817)	(390,712)
Write-off	933,570	527,577
Balance at ending	(1,098,140)	(1,736,894)
Accumulated Depreciation [Member] | Facilities [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(1,401,660)	(1,427,031)
Additions	(83,263)	(89,836)
Write-off	100,465	115,207
Balance at ending	(1,384,458)	(1,401,660)
Accumulated Depreciation [Member] | Improvements To Third Party Properties [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(2,737,985)	(3,052,923)
Additions	(147,848)	(189,503)
Write-off	476,303	504,441
Balance at ending	(2,409,529)	(2,737,985)
Accumulated Depreciation [Member] | Fixed Assets In Progress [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Additions
Write-off
Balance at ending
Impairment Losses [Member]
IfrsStatementLineItems [Line Items]
Impacts on results		(4,537)
Impairment Losses [Member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Impacts on results		(4,537)
Impairment Losses [Member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Impacts on results
Impairment Losses [Member] | Leased Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Impacts on results
Impairment Losses [Member] | Facilities [Member]
IfrsStatementLineItems [Line Items]
Impacts on results
Impairment Losses [Member] | Improvements To Third Party Properties [Member]
IfrsStatementLineItems [Line Items]
Impacts on results
Impairment Losses [Member] | Fixed Assets In Progress [Member]
IfrsStatementLineItems [Line Items]
Impacts on results
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(3,503)
Balance at ending	(2,533)	(3,503)
Impacts on results	970	1,034
Accumulated impairment [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(3,503)
Balance at ending	(2,533)	(3,503)
Impacts on results	970	1,034
Accumulated impairment [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Balance at ending
Impacts on results
Accumulated impairment [member] | Leased Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Balance at ending
Impacts on results
Accumulated impairment [member] | Facilities [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Balance at ending
Impacts on results
Accumulated impairment [member] | Improvements To Third Party Properties [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Balance at ending
Impacts on results
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	5,046,133	6,021,900
Gross carrying amount [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	1,382,593	1,515,947
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	1,810,417	2,124,655
Gross carrying amount [member] | Leased Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	717,247	1,059,363
Gross carrying amount [member] | Facilities [Member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	328,130	371,585
Gross carrying amount [member] | Improvements To Third Party Properties [Member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	669,000	844,996
Gross carrying amount [member] | Fixed Assets In Progress [Member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	R$ 138,746	R$ 105,354